Employee Benefits, Benefits Recognized in Cumulative OCI and Weighted-Average Assumptions in Determining Net Periodic Benefit Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assumed Health Care Cost Trend Rates Textuals [Abstract]
Health care cost trend rate assumed for next fiscal year, projected benefit obligation	8.40%
Ultimate health care cost trend rate, projected benefit obligation	4.50%
Year that rate reaches ultimate health care cost trend rate, projected benefit obligation	2026
Defined benefit plan health care cost initial annual tend rate assumed for current fiscal year periodic benefit cost	9.00%
Ultimate health care cost trend rate, periodic benefit cost	4.50%
Year that rate reaches ultimate health care cost trend rate, periodic benefit cost	2026
Pension benefits qualified [Member]
Benefits Recognized in Cumulative Other Comprehensive Income [Abstract]
Net actuarial loss (gain)	$ 3,336	$ 3,156
Net prior service cost (credit)	1	0
Total	$ 3,337	$ 3,156
Defined Benefit Plan, Weighted Average Assumptions Used to Estimate Projected Benefit Obligation [Abstract]
Discount rate	4.30%	3.65%
Interest credit rate	3.22%	2.74%
Weighted Average Assumptions Used to Determine Net Periodic Benefit Cost [Abstract]
Discount rate	3.65%	3.98%	3.99%
Interest crediting rate	2.74%	2.92%	3.03%
Expected return on plan assets	6.24%	6.70%	6.75%
Pension benefits nonqualified [Member]
Benefits Recognized in Cumulative Other Comprehensive Income [Abstract]
Net actuarial loss (gain)	$ 149	$ 192
Net prior service cost (credit)	0	0
Total	$ 149	$ 192
Defined Benefit Plan, Weighted Average Assumptions Used to Estimate Projected Benefit Obligation [Abstract]
Discount rate	4.20%	3.55%
Interest credit rate	2.18%	1.54%
Weighted Average Assumptions Used to Determine Net Periodic Benefit Cost [Abstract]
Discount rate	3.65%	3.93%	4.11%
Interest crediting rate	1.68%	1.85%	2.02%
Other benefits [Member]
Benefits Recognized in Cumulative Other Comprehensive Income [Abstract]
Net actuarial loss (gain)	$ (327)	$ (360)
Net prior service cost (credit)	(156)	(166)
Total	$ (483)	$ (526)
Defined Benefit Plan, Weighted Average Assumptions Used to Estimate Projected Benefit Obligation [Abstract]
Discount rate	4.24%	3.54%
Weighted Average Assumptions Used to Determine Net Periodic Benefit Cost [Abstract]
Discount rate	3.54%	4.00%	4.16%
Expected return on plan assets	5.75%	5.75%	5.75%
Real estate, venture capital, private equity and other investments [Member] | Cash balance plan [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Target asset allocation	10.00%
Minimum [Member]
Assumed Health Care Cost Trend Rates Textuals [Abstract]
Decrease in assumed health care cost trend, rate, projected benefit obligation	0.50%
Decrease in assumed health care cost trend, rate, periodic benefit cost	0.40%
Minimum [Member] | Equity securities [Member] | Cash balance plan [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Target asset allocation	25.00%
Minimum [Member] | Equity securities [Member] | 401(h) trust [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Target asset allocation	40.00%
Minimum [Member] | Equity securities [Member] | VEBA [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Target asset allocation	20.00%
Minimum [Member] | Fixed Income Funds [Member] | Cash balance plan [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Target asset allocation	45.00%
Minimum [Member] | Fixed Income Funds [Member] | 401(h) trust [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Target asset allocation	40.00%
Minimum [Member] | Fixed Income Funds [Member] | VEBA [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Target asset allocation	60.00%
Maximum [Member]
Assumed Health Care Cost Trend Rates Textuals [Abstract]
Decrease in assumed health care cost trend, rate, projected benefit obligation	0.60%
Decrease in assumed health care cost trend, rate, periodic benefit cost	0.70%
Maximum [Member] | Equity securities [Member] | Cash balance plan [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Target asset allocation	45.00%
Maximum [Member] | Equity securities [Member] | 401(h) trust [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Target asset allocation	60.00%
Maximum [Member] | Equity securities [Member] | VEBA [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Target asset allocation	40.00%
Maximum [Member] | Fixed Income Funds [Member] | Cash balance plan [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Target asset allocation	65.00%
Maximum [Member] | Fixed Income Funds [Member] | 401(h) trust [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Target asset allocation	60.00%
Maximum [Member] | Fixed Income Funds [Member] | VEBA [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Target asset allocation	80.00%